Condensed Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net premiums earned	$ 17,976	$ 10,934	$ 50,832	$ 26,795	$ 38,709	$ 35,747
Net investment income	570	613	1,728	1,878	2,453	3,280
Net investment gains	33	779	521	1,098	1,435	4,147
Other income	0	1	8	169	194	178
Total revenue	18,579	12,327	53,089	29,940	42,791	43,352
Net claims incurred	11,399	7,165	32,617	18,477	26,545	28,994
Acquisition costs	2,863	1,813	7,359	4,582	6,471	7,294
Other underwriting expenses	2,618	1,692	8,633	4,959	6,609	10,697
Expenses incurred related to Gateway acquisition	0	0	406	0
Total expenses	16,880	10,670	49,015	28,018	39,625	46,985
Income/(loss) from operations before income tax expense/(benefit)	1,699	1,657	4,074	1,922	3,166	(3,633)
Income tax expense/(benefit)	0	0	72	0	0	(1,163)
Net income/(loss) attributable to Atlas	1,699	1,657	4,002	1,922	3,166	(2,470)
Add: Discount realized on preferred share buyback	1,800	0	1,800	0
Less: Preferred share dividends	95	202	596	606	810	810
Net income/(loss) attributable to common shareholders	3,404	1,455	5,206	1,316	2,356	(3,280)
Basic weighted average common shares outstanding	8,217,692	6,144,384	7,802,253	6,146,179	6,144,281	6,124,542
Earnings/(loss) per common share, basic	$ 0.41	$ 0.24	$ 0.67	$ 0.21	$ 0.38	$ (0.54)
Diluted weighted average common shares outstanding	9,057,446	8,435,301	8,467,438	6,150,585	8,434,948	6,124,542
Earnings/(loss) per common share, diluted	$ 0.39	$ 0.17	$ 0.69	$ 0.21	$ 0.38	$ (0.54)
Changes in net unrealized gains	226	942	(3,800)	1,899	1,446	154
Reclassification to income of net realized gains	(29)	(353)	(239)	(632)	(948)	(3,469)
Settlement of pension plan					0	2,473
Effect of income tax	(65)	(200)	1,375	(427)	(170)	(789)
Other comprehensive income/(loss) for the period	132	389	(2,664)	840	328	(1,631)
Total comprehensive income/(loss)	$ 1,831	$ 2,046	$ 1,338	$ 2,762	$ 3,494	$ (4,101)